Income Taxes (Details) - Schedule of Significant Components of the Company’s Deferred Tax Assets and Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net loss carryforwards	$ 9,235,425	$ 2,026,144
Capital loss carryforwards	66,063	72,525
Stock-based compensation	518,372
Research and development	131,690
Deferred asset before valuation allowance	9,951,550	2,098,669
Valuation allowance	(9,951,550)	(2,098,669)
Net deferred tax asset